UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Floating Rate Portfolio                                                                                                                     as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 95.0% (1)

Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		Alliant Techsystems, Inc.
$3,638,250		Term Loan, 6.88%, Maturing March 31, 2009	$3,645,072
		Avio Holding Spa
EUR	1,406,250	Term Loan, 6.22%, Maturing December 13, 2014	1,854,435
1,086,773		Term Loan, 7.75%, Maturing December 13, 2014	1,100,867
EUR	1,406,250	Term Loan, 6.60%, Maturing December 13, 2015	1,863,571
1,086,773		Term Loan, 8.12%, Maturing December 13, 2015	1,106,301
		BE Aerospace, Inc.
3,791,667		Term Loan, 7.15%, Maturing August 24, 2012	3,818,523
		CACI International, Inc.
11,160,469		Term Loan, 6.92%, Maturing May 3, 2011	11,181,395
		Dresser Rand Group, Inc.
EUR	787,623	Term Loan, 5.88%, Maturing October 29, 2011	1,028,594
580,148		Term Loan, 7.32%, Maturing October 29, 2011	584,572
		DRS Technologies, Inc.
3,210,675		Term Loan, 6.87%, Maturing January 31, 2013	3,222,214
		Evergreen International Aviation
8,527,734		Term Loan, 8.86%, Maturing October 31, 2011	8,506,415
		Forgings International Holding
GBP	718,004	Term Loan, 7.77%, Maturing August 11, 2014	1,422,988
2,725,397		Term Loan, 7.85%, Maturing August 11, 2014	2,761,734
GBP	723,219	Term Loan, 8.02%, Maturing August 11, 2015	1,439,694
2,739,392		Term Loan, 8.10%, Maturing August 11, 2015	2,787,332
		Hexcel Corp.
11,339,264		Term Loan, 7.13%, Maturing March 1, 2012	11,367,612
		IAP Worldwide Services, Inc.
7,821,000		Term Loan, 9.69%, Maturing December 30, 2012	7,834,444
		Jet Aviation Holding, AG
4,415,888		Term Loan, 7.62%, Maturing May 15, 2013	4,404,848
		K&F Industries, Inc.
8,523,963		Term Loan, 7.32%, Maturing November 18, 2012	8,565,253
		Spirit Aerosystems, Inc.
7,077,433		Term Loan, 7.11%, Maturing December 31, 2011	7,112,813
		Standard Aero Holdings, Inc.
7,370,093		Term Loan, 7.61%, Maturing August 24, 2012	7,402,337
		Transdigm, Inc.
15,650,000		Term Loan, 7.37%, Maturing June 23, 2013	15,757,594
		Vought Aircraft Industries, Inc.
10,000,000		Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,575,000
4,000,000		Term Loan, 7.33%, Maturing December 17, 2011	4,027,500
9,023,369		Term Loan, 7.88%, Maturing December 17, 2011	9,100,447

		Wyle Laboratories, Inc.
$4,036,656		Term Loan, 8.12%, Maturing January 28, 2011	$4,058,103
			$135,529,658
Air Transport — 0.9%
		Airport Development and Investment
GBP	11,000,000	Term Loan, 10.12%, Maturing April 7, 2011	$21,622,715
		Delta Air Lines, Inc.
	9,900,000	Term Loan, 8.12%, Maturing March 16, 2008	9,981,814
	8,800,000	Term Loan, 10.12%, Maturing March 16, 2008	8,901,754
		Northwest Airlines, Inc.
	18,000,000	DIP Loan, 7.85%, Maturing August 21, 2008	18,140,634
		United Airlines, Inc.
	10,012,188	Term Loan, 9.12%, Maturing February 1, 2012	10,055,100
	1,430,313	Term Loan, 11.00%, Maturing February 1, 2012	1,436,443
			$70,138,460
Automotive — 3.9%
		AA Acquisitions Co., Ltd.
GBP	3,000,000	Term Loan, 7.83%, Maturing June 25, 2012	$5,954,634
GBP	3,000,000	Term Loan, 8.33%, Maturing June 25, 2013	5,978,352
		Accuride Corp.
	11,380,292	Term Loan, 7.38%, Maturing January 31, 2012	11,426,530
		Affina Group, Inc.
	5,135,471	Term Loan, 8.36%, Maturing November 30, 2011	5,171,578
		CSA Acquisition Corp.
	3,406,058	Term Loan, 7.88%, Maturing December 23, 2011	3,426,283
	5,282,814	Term Loan, 7.88%, Maturing December 23, 2011	5,314,184
	3,712,500	Term Loan, 7.88%, Maturing December 23, 2012	3,733,847
		Dana Corp.
	13,700,000	Term Loan, 7.82%, Maturing March 30, 2008	13,725,783
		Dayco Products, LLC
	14,698,631	Term Loan, 7.87%, Maturing June 21, 2011	14,739,979
		Dura Operating Corp.
	270,270	DIP Loan, 8.63%, Maturing December 31, 2007	270,439
	2,229,730	DIP Loan, 8.63%, Maturing December 31, 2007	2,230,428
		Exide Technologies, Inc.
	3,675,903	Term Loan, 11.75%, Maturing May 5, 2010	3,864,293
	4,995,615	Term Loan, 11.75%, Maturing May 5, 2010	5,251,640
		Federal-Mogul Corp.
	4,982,950	Revolving Loan, 6.83%, Maturing July 1, 2007 (2)	4,961,668
	9,650,000	DIP Loan, 7.32%, Maturing July 1, 2007	9,678,950
	4,108,827	Term Loan, 7.57%, Maturing July 1, 2007	4,087,001
	6,000,000	Term Loan, 7.82%, Maturing July 1, 2007	5,973,750
	12,795,732	Revolving Loan, 8.60%, Maturing July 1, 2007 (2)	12,843,716
	5,137,364	Term Loan, 9.07%, Maturing July 1, 2007	5,166,261

		Ford Motor Co.
$14,200,000		Term Loan, 8.36%, Maturing December 15, 2013	$14,402,151
		General Motors Corp.
11,650,000		Term Loan, 7.75%, Maturing November 29, 2013	11,794,903
		Goodyear Tire & Rubber Co.
13,000,000		Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	12,955,319
8,890,000		Term Loan, 5.22%, Maturing April 30, 2010	8,968,579
19,720,000		Term Loan, 8.14%, Maturing April 30, 2010	19,970,602
1,000,000		Term Loan, 8.89%, Maturing March 1, 2011	1,014,792
		HLI Operating Co., Inc.
6,730,976		Term Loan, 8.88%, Maturing June 3, 2009	6,799,969
		Insurance Auto Auctions, Inc.
5,814,232		Term Loan, 7.87%, Maturing May 19, 2012	5,837,856
		Keystone Automotive Operations, Inc.
7,250,000		Term Loan, 8.82%, Maturing January 12, 2012	7,286,250
		R.J. Tower Corp.
12,000,000		DIP Revolving Loan, 7.31%, Maturing August 2, 2007 (2)	11,880,000
1,000,000		DIP Revolving Loan, 9.88%, Maturing August 2, 2007	990,833
		Speedy 1, Ltd.
EUR	1,978,627	Term Loan, 6.05%, Maturing August 31, 2013	2,602,683
EUR	1,978,627	Term Loan, 6.55%, Maturing August 31, 2014	2,615,829
		Tenneco Automotive, Inc.
9,770,713		Term Loan, 7.36%, Maturing December 12, 2009	9,847,658
3,595,775		Term Loan, 7.31%, Maturing December 12, 2010	3,624,092
		Teutates Vermogensverwaltung
EUR	2,000,000	Term Loan, 5.62%, Maturing March 11, 2014	2,619,000
2,619,256		Term Loan, 7.37%, Maturing March 11, 2014	2,633,007
EUR	2,000,000	Term Loan, 5.87%, Maturing March 11, 2015	2,631,184
2,619,256		Term Loan, 7.62%, Maturing March 11, 2015	2,645,449
		The Goodyear Dunlop Tires
EUR	990,000	Term Loan, 6.14%, Maturing April 30, 2010	1,293,088
		Trimas Corp.
1,893,750		Term Loan, 8.13%, Maturing August 2, 2011	1,919,789
8,185,734		Term Loan, 8.11%, Maturing August 2, 2013	8,298,288
		TRW Automotive, Inc.
9,838,305		Term Loan, 6.88%, Maturing October 31, 2010	9,851,626
8,874,734		Term Loan, 6.94%, Maturing June 30, 2012	8,882,358
		United Components, Inc.
10,839,394		Term Loan, 7.63%, Maturing June 30, 2010	10,893,591
			$296,058,212
Beverage and Tobacco — 1.2%
		Alliance One International, Inc.
$4,033,083		Term Loan, 8.82%, Maturing May 13, 2010	$4,083,497
		Constellation Brands, Inc.
16,229,167		Term Loan, 6.88%, Maturing June 5, 2013	16,348,630

		Culligan International Co.
$6,088,121		Term Loan, 7.07%, Maturing September 30, 2011	$6,105,246
		Liberator Midco, Ltd.
EUR	2,375,000	Term Loan, 6.07%, Maturing October 27, 2013	3,132,872
EUR	2,375,000	Term Loan, 6.45%, Maturing October 27, 2014	3,145,989
		National Dairy Holdings, L.P.
8,421,146		Term Loan, 7.32%, Maturing March 15, 2012	8,436,935
		National Distribution Co.
4,734,400		Term Loan, 11.82%, Maturing June 22, 2010	4,746,236
		Reynolds American, Inc.
19,474,631		Term Loan, 7.14%, Maturing May 31, 2012	19,645,034
		Southern Wine & Spirits of America, Inc.
21,657,054		Term Loan, 6.86%, Maturing May 31, 2012	21,741,647
		Sunny Delight Beverages Co.
1,696,003		Term Loan, 11.37%, Maturing August 20, 2010	1,658,903
			$89,044,989
Brokers, Dealers and Investment Houses — 0.3%
		Ameritrade Holding Corp.
$19,197,282		Term Loan, 6.82%, Maturing December 31, 2012	$19,265,778
			$19,265,778
Building and Development — 6.9%
		401 North Wabash Venture, LLC
$9,498,461		Term Loan, 9.07%, Maturing May 7, 2008 (2)	$9,308,491
		AP-Newkirk Holdings, LLC
10,678,708		Term Loan, 7.82%, Maturing December 21, 2007	10,697,064
		Beacon Sales Acquisition, Inc.
5,561,063		Term Loan, 7.36%, Maturing September 30, 2013	5,588,868
		Biomed Realty, L.P.
21,175,000		Term Loan, 7.58%, Maturing May 31, 2010	21,122,062
		Capital Automotive REIT
10,788,753		Term Loan, 7.08%, Maturing December 16, 2010	10,883,899
		Contech Construction Products
5,943,333		Term Loan, 7.33%, Maturing January 13, 2013	5,986,054
		Crescent Real Estate Equities
15,000,000		Term Loan, 7.33%, Maturing June 30, 2007	15,018,750
		Empire Hawkeye Partners, L.P.
12,000,000		Term Loan, 5.73%, Maturing December 1, 2009 (2)	12,000,000
		Epco / Fantome, LLC
10,320,000		Term Loan, 7.99%, Maturing November 23, 2010	10,371,600
		Formica Corp.
EUR	2,498,532	Term Loan, 6.72%, Maturing March 15, 2013	3,257,879
5,458,750		Term Loan, 9.29%, Maturing March 15, 2013	5,458,750
		FT-FIN Acquisition, LLC
7,781,695		Term Loan, 6.83%, Maturing November 17, 2007 (2)	7,801,149

		Gables GP, Inc.
$568,158		Term Loan, 7.07%, Maturing March 31, 2007	$569,507
		General Growth Properties, Inc.
25,500,000		Term Loan, 6.57%, Maturing February 24, 2011	25,441,375
		Hearthstone Housing Partners II, LLC
26,470,588		Revolving Loan, 5.93%, Maturing December 1, 2007 (2)	26,404,412
		Hovstone Holdings, LLC
7,242,000		Term Loan, 7.36%, Maturing February 28, 2009	7,133,370
		Landsource Communities, LLC
18,000,000		Term Loan, 7.88%, Maturing March 31, 2010	17,988,750
		Lanoga Corp.
9,751,061		Term Loan, 7.11%, Maturing June 29, 2013	9,751,061
		LNR Property Corp.
22,175,000		Term Loan, 8.12%, Maturing July 3, 2011	22,329,427
		Materis
EUR	1,695,089	Term Loan, 6.15%, Maturing April 27, 2014	2,234,472
EUR	1,804,911	Term Loan, 6.53%, Maturing April 27, 2015	2,388,503
		Mattamy Funding Partnership
3,631,750		Term Loan, 7.63%, Maturing April 11, 2013	3,654,448
		Mueller Group, Inc.
13,289,868		Term Loan, 7.36%, Maturing October 3, 2012	13,392,306
		NCI Building Systems, Inc.
9,417,430		Term Loan, 6.84%, Maturing June 18, 2010	9,432,149
		Newkirk Master, L.P.
9,365,957		Term Loan, 7.08%, Maturing August 11, 2008	9,382,057
8,413,459		Term Loan, 7.08%, Maturing August 11, 2008	8,427,922
		Nortek, Inc.
21,055,338		Term Loan, 7.35%, Maturing August 27, 2011	21,115,872
		November 2005 Land Investors
1,163,644		Term Loan, 8.11%, Maturing May 9, 2011	1,165,099
		Panolam Industries Holdings, Inc.
4,381,297		Term Loan, 8.11%, Maturing September 30, 2012	4,394,988
		Ply Gem Industries, Inc.
2,144,625		Term Loan, 8.37%, Maturing August 15, 2011	2,170,764
761,434		Term Loan, 8.37%, Maturing August 15, 2011	770,714
11,421,504		Term Loan, 8.37%, Maturing August 15, 2011	11,560,709
		Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.06%, Maturing September 30, 2013	1,622,732
GBP	523,980	Term Loan, 7.89%, Maturing September 30, 2013	1,037,605
EUR	1,232,601	Term Loan, 6.44%, Maturing September 30, 2014	1,630,740
GBP	523,980	Term Loan, 8.27%, Maturing September 30, 2014	1,041,878
		Rubicon GSA II, LLC
19,075,000		Term Loan, 8.10%, Maturing July 31, 2008	19,075,000
		Shea Capital I, LLC
1,620,938		Term Loan, 7.37%, Maturing October 27, 2011	1,617,898

		South Edge, LLC
$4,261,607		Term Loan, 7.13%, Maturing October 31, 2007	$4,252,287
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,775,409
		Standard Pacific Corp.
	5,200,000	Term Loan, 6.87%, Maturing May 5, 2013	5,170,750
		Stile Acquisition Corp.
	18,608,886	Term Loan, 7.38%, Maturing April 6, 2013	18,550,007
		Stile U.S. Acquisition Corp.
	18,637,240	Term Loan, 7.38%, Maturing April 6, 2013	18,578,272
		TE / Tousa Senior, LLC
	1,695,652	Revolving Loan, 9.75%, Maturing August 1, 2008 (3)	1,670,217
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008 (3)	4,223,131
		The Woodlands Commercial Property, Inc.
	7,860,000	Term Loan, 7.32%, Maturing August 29, 2009	7,869,825
	1,965,000	Term Loan, 7.32%, Maturing August 29, 2009	1,967,456
		Tousa/Kolter, LLC
	10,096,000	Term Loan, 6.87%, Maturing January 7, 2008 (2)	10,108,620
		TRU 2005 RE Holding Co.
	29,325,000	Term Loan, 8.33%, Maturing December 9, 2008	29,622,825
		Trustreet Properties, Inc.
	10,050,000	Term Loan, 7.33%, Maturing April 8, 2010	10,075,125
		United Subcontractors, Inc.
	5,925,000	Term Loan, 12.62%, Maturing June 27, 2013	5,747,250
		WCI Communities, Inc.
	28,625,000	Term Loan, 7.32%, Maturing December 23, 2010	28,274,344
		Wintergames Acquisition ULC
	25,450,000	Term Loan, 7.32%, Maturing October 26, 2007	25,465,906
			$523,579,748
Business Equipment and Services — 5.6%
		Acco Brands Corp.
$5,689,748		Term Loan, 7.09%, Maturing August 17, 2012	$5,727,977
		Activant Solutions, Inc.
	5,524,010	Term Loan, 7.38%, Maturing May 1, 2013	5,522,286
		Acxiom Corp.
	11,770,500	Term Loan, 7.08%, Maturing September 15, 2012	11,855,106
		Affiliated Computer Services
	6,039,000	Term Loan, 7.35%, Maturing March 20, 2013	6,087,227
	17,064,250	Term Loan, 7.36%, Maturing March 20, 2013	17,205,030
		Affinion Group, Inc.
	16,257,739	Term Loan, 7.87%, Maturing October 17, 2012	16,428,446
		Allied Security Holdings, LLC
	10,156,818	Term Loan, 8.37%, Maturing June 30, 2010	10,271,082
		Audatex North America, Inc.
EUR	2,000,000	Term Loan, 9.13%, Maturing January 13, 2013	2,661,437
EUR	1,990,000	Term Loan, 6.00%, Maturing April 13, 2013	2,605,838

		BSG Clearing Solutions GmbH
EUR	1,925,000	Term Loan, 6.16%, Maturing May 5, 2012	$2,513,948
		Buhrmann US, Inc.
EUR	987,342	Term Loan, 5.43%, Maturing December 23, 2010	1,300,643
10,750,833		Term Loan, 7.12%, Maturing December 31, 2010	10,791,148
		DynCorp International, LLC
7,992,638		Term Loan, 7.66%, Maturing February 11, 2011	8,059,240
		Education Management, LLC
11,940,000		Term Loan, 7.88%, Maturing June 1, 2013	12,062,385
		Gate Gourmet Borrower, LLC
2,714,694		Term Loan, 8.10%, Maturing March 9, 2012	2,748,628
444,444		Term Loan, 8.11%, Maturing March 9, 2012	437,778
EUR	6,345,557	Term Loan, 6.44%, Maturing March 9, 2013	8,362,551
		Info USA, Inc.
4,405,500		Term Loan, 7.12%, Maturing February 14, 2012	4,411,007
		Iron Mountain, Inc.
16,490,000		Term Loan, 7.09%, Maturing April 2, 2011	16,538,101
11,899,725		Term Loan, 7.13%, Maturing April 2, 2011	11,946,824
		Language Line, Inc.
11,016,879		Term Loan, 8.60%, Maturing June 11, 2011	11,135,652
		Mitchell International, Inc.
6,576,543		Term Loan, 7.37%, Maturing August 15, 2011	6,611,485
		N.E.W. Holdings I, LLC
6,320,732		Term Loan, 8.11%, Maturing August 8, 2014	6,356,286
		Nielsen Finance, LLC
55,810,125		Term Loan, 7.63%, Maturing August 9, 2013	56,317,495
		Protection One, Inc.
8,391,273		Term Loan, 7.85%, Maturing March 31, 2012	8,438,474
		Quantum Corp.
2,916,667		Term Loan, 9.44%, Maturing August 22, 2012	2,920,312
		Quintiles Transnational Corp.
13,373,938		Term Loan, 7.36%, Maturing March 31, 2013	13,399,014
		Serena Software, Inc.
4,125,000		Term Loan, 7.61%, Maturing March 10, 2013	4,142,531
		SunGard Data Systems, Inc.
78,030,151		Term Loan, 7.88%, Maturing February 11, 2013	78,847,049
		TDS Investor Corp.
EUR	1,995,000	Term Loan, 6.47%, Maturing August 23, 2013	2,604,901
22,394,551		Term Loan, 7.86%, Maturing August 23, 2013	22,560,965
2,199,322		Term Loan, 7.86%, Maturing August 23, 2013	2,215,665
		Transaction Network Services, Inc.
5,448,918		Term Loan, 7.35%, Maturing May 4, 2012	5,462,540
		US Investigations Services, Inc.
6,531,652		Term Loan, 7.87%, Maturing October 14, 2012	6,572,474
3,857,377		Term Loan, 7.87%, Maturing October 14, 2013	3,878,272

		West Corp.
$19,725,000		Term Loan, 8.09%, Maturing October 24, 2013	$19,888,343
		Williams Scotsman, Inc.
6,750,000		Term Loan, 6.82%, Maturing June 27, 2010	6,750,000
		Worldspan, L.P.
11,200,000		Term Loan, 8.58%, Maturing December 7, 2013	11,270,000
			$426,908,140
Cable and Satellite Television — 5.5%
		Atlantic Broadband Finance, LLC
$9,873,735		Term Loan, 8.10%, Maturing February 10, 2011	$10,025,958
		Bragg Communications, Inc.
7,550,465		Term Loan, 7.12%, Maturing August 31, 2011	7,576,438
		Bresnan Broadband Holdings, LLC
13,650,000		Term Loan, 7.11%, Maturing March 29, 2014	13,686,964
		Cablecom Luxembourg SCA
CHF	12,375,000	Term Loan, 4.77%, Maturing September 28, 2012	9,941,633
		Casema
EUR	1,974,399	Term Loan, 6.17%, Maturing November 14, 2014	2,602,482
EUR	1,025,602	Term Loan, 6.17%, Maturing November 14, 2014	1,351,860
EUR	3,000,000	Term Loan, 6.67%, Maturing November 14, 2015	3,972,002
		Charter Communications Operating, LLC
76,463,117		Term Loan, 7.99%, Maturing April 28, 2013	77,230,119
		CSC Holdings, Inc.
5,000,000		Term Loan, 6.61%, Maturing March 29, 2012	5,001,445
22,805,175		Term Loan, 7.11%, Maturing March 29, 2013	22,891,173
		Insight Midwest Holdings, LLC
42,950,000		Term Loan, 7.61%, Maturing April 6, 2014	43,339,256
		Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.84%, Maturing March 31, 2012	20,367,973
		Kablecom
EUR	1,000,000	Term Loan, 6.11%, Maturing November 14, 2014 (2)	1,313,311
EUR	1,000,000	Term Loan, 6.61%, Maturing November 14, 2015 (2)	1,320,981
		MCC Iowa, LLC
2,000,750		Term Loan, 7.37%, Maturing March 31, 2010	1,984,702
		Mediacom Broadband Group
8,000,000		Term Loan, 7.12%, Maturing January 31, 2015	7,995,000
14,464,877		Term Loan, 7.17%, Maturing January 31, 2015	14,466,006
		Mediacom Illinois, LLC
2,000,000		Term Loan, 6.74%, Maturing September 30, 2012	1,973,928
18,614,375		Term Loan, 7.17%, Maturing January 31, 2015	18,654,266
		NTL Investment Holdings, Ltd.
9,000,000		Term Loan, 7.36%, Maturing March 30, 2012	9,060,669
GBP	4,095,825	Term Loan, 7.45%, Maturing March 30, 2012	8,039,488
GBP	3,504,175	Term Loan, 7.45%, Maturing March 30, 2012	6,878,168
GBP	3,500,000	Term Loan, 7.64%, Maturing March 30, 2013	7,013,609

		Persona Communications Corp.
$2,854,178		Term Loan, 0.00%, Maturing October 12, 2013 (2)	$2,879,152
4,595,822		Term Loan, 8.12%, Maturing October 12, 2013	4,636,036
2,000,000		Term Loan, 11.36%, Maturing April 12, 2014	2,018,750
		PKS Media (Netherlands) B.V.
EUR	1,930,000	Term Loan, 5.84%, Maturing October 5, 2013	2,510,968
EUR	4,000,000	Term Loan, 6.34%, Maturing October 5, 2013	5,214,854
EUR	4,000,000	Term Loan, 6.84%, Maturing October 5, 2014	5,235,432
		San Juan Cable, LLC
990,003		Term Loan, 7.37%, Maturing October 31, 2012	994,798
		UGS Corp.
24,886,750		Term Loan, 7.10%, Maturing March 31, 2012	24,948,966
		UPC Broadband Holding B.V.
EUR	5,609,167	Term Loan, 6.10%, Maturing March 31, 2013	7,342,601
6,545,000		Term Loan, 7.37%, Maturing March 31, 2013	6,578,838
EUR	6,350,000	Term Loan, 6.10%, Maturing December 31, 2013	8,313,922
6,545,000		Term Loan, 7.37%, Maturing December 31, 2013	6,578,838
		Ypso Holding SA
EUR	14,884,112	Term Loan, 6.12%, Maturing July 28, 2014	19,407,171
EUR	5,744,037	Term Loan, 6.12%, Maturing July 28, 2014	7,489,564
EUR	9,371,851	Term Loan, 6.12%, Maturing July 28, 2014	12,219,816
			$413,057,137
Chemicals and Plastics — 6.6%
		Basell Af S.A.R.L.
EUR	961,538	Term Loan, 5.91%, Maturing August 1, 2013	$1,265,504
EUR	538,462	Term Loan, 5.94%, Maturing August 1, 2013	708,682
833,333		Term Loan, 7.60%, Maturing August 1, 2013	843,099
166,667		Term Loan, 7.60%, Maturing August 1, 2013	168,620
EUR	961,538	Term Loan, 6.66%, Maturing August 1, 2014	1,270,410
EUR	538,462	Term Loan, 6.68%, Maturing August 1, 2014	711,429
833,333		Term Loan, 8.35%, Maturing August 1, 2014	843,359
166,667		Term Loan, 8.35%, Maturing August 1, 2014	168,672
		Brenntag Holding GmbH and Co. KG
EUR	845,455	Term Loan, 6.14%, Maturing December 23, 2013	1,111,947
EUR	654,545	Term Loan, 6.14%, Maturing December 23, 2013	862,320
EUR	5,294,118	Term Loan, 6.63%, Maturing December 23, 2013	6,985,502
1,963,636		Term Loan, 7.89%, Maturing December 23, 2013	1,983,887
8,036,364		Term Loan, 7.89%, Maturing December 23, 2013	8,130,542
EUR	1,242,193	Term Loan, 6.88%, Maturing December 23, 2014	1,645,153
EUR	963,689	Term Loan, 6.88%, Maturing December 23, 2014	1,286,256
GBP	2,000,000	Term Loan, 8.18%, Maturing December 23, 2014	3,964,103
EUR	770,053	Term Loan, 9.58%, Maturing June 23, 2015	1,027,538
EUR	229,947	Term Loan, 9.58%, Maturing June 23, 2015	306,834
		Celanese Holdings, LLC
7,250,000		Term Loan, 5.32%, Maturing June 4, 2011	7,334,586
25,407,880		Term Loan, 7.11%, Maturing June 4, 2011	25,584,541

		Columbian Chemical Acquisition
$4,700,000		Term Loan, 7.11%, Maturing March 16, 2013	$4,708,812
		Ferro Corp.
16,266,667		Term Loan, 8.07%, Maturing June 6, 2012 (2)	16,246,333
		Gentek, Inc.
4,133,973		Term Loan, 7.35%, Maturing February 25, 2011	4,146,247
		Georgia Gulf Corp.
9,847,195		Term Loan, 7.32%, Maturing October 3, 2013	9,924,565
		Hercules, Inc.
9,566,004		Term Loan, 6.82%, Maturing October 8, 2010	9,589,919
		Hexion Specialty Chemicals, Inc.
9,900,000		Term Loan, 5.23%, Maturing May 5, 2013	9,953,212
21,069,278		Term Loan, 7.88%, Maturing May 5, 2013	21,182,525
4,576,847		Term Loan, 7.88%, Maturing May 5, 2013	4,601,447
		Huntsman, LLC
EUR	2,826,000	Term Loan, 5.61%, Maturing August 16, 2012	3,684,871
29,304,474		Term Loan, 7.07%, Maturing August 16, 2012	29,498,616
		Ineos Group
EUR	2,523,863	Term Loan, 6.03%, Maturing December 14, 2011	3,325,305
EUR	446,137	Term Loan, 6.03%, Maturing December 14, 2011	587,807
EUR	2,523,863	Term Loan, 6.53%, Maturing December 14, 2011	3,338,437
EUR	446,137	Term Loan, 6.53%, Maturing December 14, 2011	590,128
EUR	2,000,000	Term Loan, 7.28%, Maturing December 14, 2012	2,650,379
6,345,000		Term Loan, 7.61%, Maturing December 14, 2012	6,383,070
6,459,750		Term Loan, 7.61%, Maturing December 14, 2013	6,543,191
6,459,750		Term Loan, 8.11%, Maturing December 14, 2014	6,543,191
		Innophos, Inc.
9,440,174		Term Loan, 7.57%, Maturing August 10, 2010	9,491,312
		Invista B.V.
3,762,000		Term Loan, 6.88%, Maturing April 30, 2010	3,747,892
10,345,634		Term Loan, 6.88%, Maturing April 29, 2011	10,377,964
6,361,361		Term Loan, 6.88%, Maturing April 29, 2011	6,381,240
		ISP Chemo, Inc.
20,250,731		Term Loan, 7.38%, Maturing February 16, 2013	20,426,346
		Kraton Polymers, LLC
13,730,736		Term Loan, 7.38%, Maturing May 12, 2013	13,850,880
		Lucite International Group Holdings
1,712,977		Term Loan, 0.00%, Maturing July 7, 2013	1,731,714
4,862,588		Term Loan, 8.07%, Maturing July 7, 2013	4,915,775
		Lyondell Chemical Co.
31,620,750		Term Loan, 7.12%, Maturing August 16, 2013	31,884,246
		Momentive Performance Material
EUR	5,000,000	Term Loan, 7.42%, Maturing December 4, 2013	5,043,125
5,725,000		Term Loan, 7.63%, Maturing December 4, 2013	5,774,378
		Mosaic Co.
14,905,980		Term Loan, 7.11%, Maturing December 21, 2012	15,048,824

		Nalco Co.
$28,068,242		Term Loan, 7.11%, Maturing November 4, 2010	$28,281,448
		PQ Corp.
12,444,033		Term Loan, 7.37%, Maturing February 10, 2012	12,508,842
		Professional Paint, Inc.
5,596,875		Term Loan, 7.63%, Maturing May 31, 2012	5,607,369
		Propex Fabrics, Inc.
6,048,560		Term Loan, 8.32%, Maturing July 31, 2012	6,063,681
		Rockwood Specialties Group, Inc.
EUR	2,774,087	Term Loan, 6.03%, Maturing July 30, 2011	3,603,097
27,386,298		Term Loan, 7.36%, Maturing December 10, 2012	27,591,695
		Sigmakalon (BC) Holdco B.V.
EUR	190,335	Term Loan, 6.22%, Maturing September 9, 2013	249,517
EUR	3,114,528	Term Loan, 6.22%, Maturing September 9, 2013	4,082,955
EUR	5,695,137	Term Loan, 6.22%, Maturing September 9, 2013	7,465,974
EUR	1,915,904	Term Loan, 6.97%, Maturing September 9, 2014	2,521,790
EUR	469,112	Term Loan, 6.97%, Maturing September 9, 2014	617,463
EUR	5,825,801	Term Loan, 6.97%, Maturing September 9, 2014	7,668,153
		Solo Cup Co.
19,469,589		Term Loan, 8.82%, Maturing February 27, 2011	19,802,694
3,175,000		Term Loan, 11.57%, Maturing March 31, 2012	3,252,391
		Solutia, Inc.
5,550,000		DIP Loan, 8.36%, Maturing March 31, 2007	5,595,094
		TPG Spring UK, Ltd.
EUR	7,743,946	Term Loan, 6.47%, Maturing June 27, 2013	10,023,565
EUR	7,743,946	Term Loan, 6.97%, Maturing June 27, 2013	10,042,433
		Wellman, Inc.
6,250,000		Term Loan, 9.37%, Maturing February 10, 2009	6,218,750
			$499,571,646
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
$14,817,143		Term Loan, 7.61%, Maturing September 5, 2013	$15,014,403
5,000,000		Term Loan, 9.11%, Maturing March 5, 2014	5,155,470
		St. John Knits International, Inc.
3,754,872		Term Loan, 9.38%, Maturing March 23, 2012	3,773,647
		The William Carter Co.
4,381,904		Term Loan, 6.86%, Maturing July 14, 2012	4,389,437
		Warnaco, Inc.
3,877,368		Term Loan, 6.86%, Maturing January 31, 2013	3,874,945
			$32,207,902

Conglomerates — 2.5%
		American Greetings Corp.
$13,500,000		Term Loan, 0.00%, Maturing April 4, 2013 (2)	$13,474,687
		Amsted Industries, Inc.
12,824,235		Term Loan, 7.36%, Maturing October 15, 2010	12,872,326
10,500,000		Term Loan, 0.00%, Maturing April 5, 2013 (2)	10,342,500
		Blount, Inc.
3,592,719		Term Loan, 7.09%, Maturing August 9, 2010	3,602,825
		Bushnell Performance Optics
740,849		Term Loan, 8.36%, Maturing August 19, 2011	746,097
		Dundee Holdco 4 Limited
EUR	1,457,800	Term Loan, 6.37%, Maturing February 17, 2014	1,900,258
EUR	2,186,700	Term Loan, 9.37%, Maturing August 17, 2015	2,877,026
		Dundee Holding, Inc.
2,761,950		Term Loan, 8.07%, Maturing February 17, 2014	2,768,855
		Euramax International, Inc.
4,617,639		Term Loan, 8.13%, Maturing June 28, 2012	4,629,183
GBP	937,321	Term Loan, 8.27%, Maturing June 29, 2012	1,828,598
		Goodman Global Holdings, Inc.
9,459,752		Term Loan, 7.13%, Maturing December 23, 2011	9,475,521
		ISS Holdings A/S
EUR	6,510,926	Term Loan, 6.32%, Maturing December 31, 2013	8,596,127
GBP	5,068,562	Term Loan, 7.94%, Maturing December 31, 2013	10,047,699
		Jarden Corp.
7,995,336		Term Loan, 7.11%, Maturing January 24, 2012	8,012,830
19,640,795		Term Loan, 7.36%, Maturing January 24, 2012	19,711,384
		Johnson Diversey, Inc.
2,500,000		Term Loan, 7.87%, Maturing December 16, 2010	2,522,657
13,001,056		Term Loan, 7.87%, Maturing December 16, 2011	13,141,220
		Platinum 100, Ltd.
GBP	3,000,000	Term Loan, 7.81%, Maturing January 15, 2013	5,921,074
GBP	3,000,000	Term Loan, 8.31%, Maturing January 15, 2014	5,942,420
		Polymer Group, Inc.
3,000,000		Revolving Loan, 9.50%, Maturing November 22, 2010 (2)	2,940,000
19,562,450		Term Loan, 7.61%, Maturing November 22, 2012	19,599,129
		Rexnord Corp.
10,542,623		Term Loan, 7.88%, Maturing July 19, 2013	10,584,351
		RGIS Holdings, LLC
8,217,616		Term Loan, 7.86%, Maturing February 15, 2013	8,227,888
		Terex Corp.
5,671,500		Term Loan, 7.11%, Maturing July 13, 2013	5,692,768
		Walter Industries, Inc.
1,851,872		Term Loan, 7.11%, Maturing October 3, 2012	1,862,752
			$187,320,175

Containers and Glass Products — 3.6%
		Berry Plastics Corp.
$20,748,000		Term Loan, 7.11%, Maturing September 20, 2013	$20,866,845
		Bluegrass Container Co.
3,099,274		Term Loan, 7.60%, Maturing June 30, 2013	3,136,853
10,358,101		Term Loan, 7.60%, Maturing June 30, 2013	10,483,693
		Consolidated Container Holding
5,484,375		Term Loan, 8.63%, Maturing December 15, 2008	5,511,797
		Crown Americas, Inc.
EUR	4,455,000	Term Loan, 5.34%, Maturing November 15, 2012	5,789,050
9,850,500		Term Loan, 7.12%, Maturing November 15, 2012	9,883,745
1,435,500		Term Loan, 7.12%, Maturing November 15, 2012	1,440,345
		Graham Packaging Holdings Co.
32,100,098		Term Loan, 7.63%, Maturing October 7, 2011	32,406,782
2,704,304		Term Loan, 7.69%, Maturing October 7, 2011	2,730,141
1,071,429		Term Loan, 9.63%, Maturing April 7, 2012	1,084,554
		Graphic Packaging International, Inc.
10,500,000		Revolving Loan, 8.36%, Maturing August 8, 2007 (2)	10,303,125
38,430,252		Term Loan, 7.86%, Maturing August 8, 2010	38,916,625
		IPG (US), Inc.
11,307,537		Term Loan, 8.07%, Maturing July 28, 2011	11,342,873
		JSG Acquisitions
EUR	17,250,000	Term Loan, 6.24%, Maturing December 31, 2014	22,614,069
EUR	17,250,000	Term Loan, 6.75%, Maturing December 31, 2014	22,706,085
		OI European Group B.V.
EUR	12,316,500	Term Loan, 5.11%, Maturing June 14, 2013	15,927,149
		Owens-Brockway Glass Container
10,288,188		Term Loan, 6.82%, Maturing June 14, 2013	10,312,622
		Picnal Acquisition, Inc.
GBP	1,644,566	Term Loan, 8.08%, Maturing June 30, 2011	3,213,843
GBP	192,278	Term Loan, 8.08%, Maturing June 30, 2011	378,248
GBP	1,917,147	Term Loan, 8.58%, Maturing June 30, 2012	3,760,598
GBP	255,469	Term Loan, 8.58%, Maturing June 30, 2012	505,056
		Pregis Corp.
2,666,250		Term Loan, 7.61%, Maturing October 12, 2011	2,687,913
		Smurfit-Stone Container Corp.
3,225,483		Term Loan, 4.73%, Maturing November 1, 2011	3,258,654
4,588,594		Term Loan, 7.63%, Maturing November 1, 2011	4,634,218
14,035,589		Term Loan, 7.63%, Maturing November 1, 2011	14,179,931
10,515,608		Term Loan, 7.63%, Maturing November 1, 2011	10,620,165
			$268,694,979

Cosmetics/Toiletries — 0.2%
American Safety Razor Co.
$3,482,500	Term Loan, 7.86%, Maturing July 31, 2013	$3,508,619
Prestige Brands, Inc.
13,621,661	Term Loan, 7.71%, Maturing April 7, 2011	13,738,017
$17,246,636
Drugs — 0.5%
Stiefel Laboratories, Inc.
$4,366,372	Term Loan, 0.00%, Maturing December 28, 2013 (2)	$4,415,494
5,708,628	Term Loan, 7.61%, Maturing December 28, 2013	5,772,850
Warner Chilcott Corp.
5,914,941	Term Loan, 7.36%, Maturing January 18, 2012	5,949,798
1,012,423	Term Loan, 7.36%, Maturing January 18, 2012	1,017,485
21,544,065	Term Loan, 7.37%, Maturing January 18, 2012	21,671,024
$38,826,651
Ecological Services and Equipment — 1.6%
Allied Waste Industries, Inc.
$9,113,375	Term Loan, 5.33%, Maturing January 15, 2012	$9,170,807
23,771,920	Term Loan, 7.16%, Maturing January 15, 2012	23,896,723
AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.22%, Maturing March 31, 2014	4,612,235
EUR	3,500,000	Term Loan, 5.97%, Maturing March 31, 2015	4,594,370
Casella Waste Systems, Inc.
3,000,000	Term Loan, 7.37%, Maturing April 28, 2010	3,007,500
Duratek, Inc.
4,550,964	Term Loan, 7.63%, Maturing June 7, 2013	4,592,209
Energysolutions, LLC
479,560	Term Loan, 7.57%, Maturing June 7, 2013	483,906
10,050,045	Term Loan, 7.63%, Maturing June 7, 2013	10,141,128
Environmental Systems, Inc.
4,971,132	Term Loan, 8.85%, Maturing December 12, 2008	4,995,988
1,000,000	Term Loan, 15.36%, Maturing December 12, 2010	1,005,000
IESI Corp.
9,267,647	Term Loan, 7.11%, Maturing January 20, 2012	9,302,401
PHS Group PIC
GBP	1,500,000	Term Loan, 7.44%, Maturing July 5, 2010	2,950,780
GBP	1,500,000	Term Loan, 7.94%, Maturing July 5, 2011	2,966,929
Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 7.85%, Maturing December 17, 2009 (2)	2,835,000
9,164,596	Term Loan, 7.39%, Maturing December 17, 2010	9,141,685
1,217,330	Term Loan, 7.41%, Maturing December 17, 2010	1,214,287
Sulo GmbH
EUR	7,250,000	Term Loan, 6.12%, Maturing January 19, 2014	9,490,888
EUR	7,250,000	Term Loan, 6.62%, Maturing January 19, 2015	9,532,887

		Synagro Technologies, Inc.
$1,172,857		Term Loan, 7.63%, Maturing June 21, 2012	$1,175,056
7,037,143		Term Loan, 7.63%, Maturing June 21, 2012	7,050,337
			$122,160,116
Electronics/Electrical — 3.3%
		Advanced Micro Devices, Inc.
$19,392,055		Term Loan, 7.62%, Maturing December 31, 2013	$19,582,679
		AMI Semiconductor, Inc.
6,833,041		Term Loan, 6.82%, Maturing April 1, 2012	6,828,770
		Aspect Software, Inc.
11,072,250		Term Loan, 8.38%, Maturing July 11, 2011	11,132,228
		Communications & Power, Inc.
3,760,641		Term Loan, 7.57%, Maturing July 23, 2010	3,777,094
		Enersys Capital, Inc.
10,278,350		Term Loan, 7.37%, Maturing March 17, 2011	10,342,590
		Fairchild Semiconductor Corp.
16,492,125		Term Loan, 6.86%, Maturing June 26, 2013	16,512,740
		FCI International S.A.S.
EUR	750,000	Term Loan, 6.36%, Maturing November 1, 2013	988,945
735,755		Term Loan, 7.87%, Maturing November 1, 2013	743,113
764,245		Term Loan, 7.87%, Maturing November 1, 2013	769,021
764,245		Term Loan, 8.62%, Maturing November 1, 2013	772,842
735,755		Term Loan, 8.62%, Maturing November 1, 2013	746,792
EUR	750,000	Term Loan, 7.11%, Maturing October 31, 2014	984,768
		Freescale Semiconductor, Inc.
34,600,000		Term Loan, 7.37%, Maturing December 1, 2013	34,859,500
		Ganymed 347 VV GmbH
EUR	494,190	Term Loan, 5.75%, Maturing April 30, 2013	648,129
EUR	1,005,810	Term Loan, 6.46%, Maturing April 30, 2013	1,319,116
EUR	494,190	Term Loan, 6.25%, Maturing April 30, 2014	651,708
EUR	1,005,810	Term Loan, 6.96%, Maturing April 30, 2014	1,325,202
		Infor Enterprise Solutions Holdings
21,205,425		Term Loan, 9.12%, Maturing July 28, 2012	21,422,781
11,063,700		Term Loan, 9.12%, Maturing July 28, 2012	11,154,976
		Intergraph Corp.
4,000,000		Term Loan, 7.87%, Maturing May 29, 2014	4,040,000
		Invensys International Holding
EUR	1,001,757	Term Loan, 5.69%, Maturing December 15, 2010	1,309,463
2,166,667		Term Loan, 7.62%, Maturing December 15, 2010	2,184,271
2,333,333		Term Loan, 7.36%, Maturing January 15, 2011	2,352,292
		Network Solutions, LLC
6,831,000		Term Loan, 10.36%, Maturing January 9, 2012	6,916,387
		Rayovac Corp.
29,461,073		Term Loan, 8.60%, Maturing February 7, 2012	29,605,757
		Sensata Technologies Finance Co.
5,920,250		Term Loan, 7.11%, Maturing April 27, 2013	5,910,262

		Spectrum Brands, Inc.
EUR	9,303,777	Term Loan, 7.01%, Maturing February 7, 2012	$12,080,351
		SS&C Technologies, Inc.
297,678		Term Loan, 7.86%, Maturing November 23, 2012	299,973
5,109,677		Term Loan, 7.86%, Maturing November 23, 2012	5,149,063
		Telcordia Technologies, Inc.
19,059,753		Term Loan, 8.12%, Maturing September 15, 2012	18,890,007
		TNT Logistics Holdings
EUR	657,712	Term Loan, 6.13%, Maturing January 4, 2014	863,478
EUR	1,116,869	Term Loan, 6.13%, Maturing January 4, 2014	1,466,283
EUR	1,372,639	Term Loan, 6.13%, Maturing January 4, 2014	1,802,071
EUR	516,609	Term Loan, 6.13%, Maturing January 4, 2014	678,231
EUR	1,135,787	Term Loan, 6.23%, Maturing January 4, 2014	1,491,120
		Vertafore, Inc.
1,088,696		Term Loan, 7.87%, Maturing January 31, 2012	1,095,161
8,448,283		Term Loan, 7.87%, Maturing January 31, 2012	8,498,448
			$249,195,612
Equipment Leasing — 1.3%
		AWAS Capital, Inc.
$17,559,303		Term Loan, 7.13%, Maturing March 22, 2013	$17,427,608
		Maxim Crane Works, L.P.
7,608,888		Term Loan, 7.32%, Maturing January 28, 2010	7,627,910
		Rental Service Corp.
4,100,000		Term Loan, 8.86%, Maturing November 30, 2013	4,178,798
		The Hertz Corp.
29,500,000		Revolving Loan, 0.00%, Maturing December 21, 2010 (2)	29,407,812
2,875,000		Term Loan, 5.37%, Maturing December 21, 2012	2,898,584
22,785,174		Term Loan, 7.35%, Maturing December 21, 2012	22,972,081
		United Rentals, Inc.
5,212,716		Term Loan, 5.32%, Maturing February 14, 2011	5,270,275
11,406,817		Term Loan, 7.32%, Maturing February 14, 2011	11,532,771
			$101,315,839
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
$6,385,500		Term Loan, 7.63%, Maturing December 16, 2012	$6,415,435
		Central Garden & Pet Co.
10,942,175		Term Loan, 6.82%, Maturing February 28, 2014	10,962,692
		United Agri Products, Inc.
2,985,000		Term Loan, 7.36%, Maturing June 8, 2012	2,999,925
			$20,378,052
Financial Intermediaries — 1.3%
		AIMCO Properties, L.P.
$29,718,750		Term Loan, 6.91%, Maturing March 23, 2011	$29,848,770

		Citgo III, Ltd.
$1,725,000		Term Loan, 8.11%, Maturing August 3, 2013	$1,740,094
1,725,000		Term Loan, 8.61%, Maturing August 3, 2014	1,746,562
		Coinstar, Inc.
8,403,855		Term Loan, 7.36%, Maturing July 7, 2011	8,456,379
		E.A. Viner International Co.
1,492,500		Term Loan, 8.12%, Maturing July 31, 2013	1,507,425
		Grosvenor Capital Management
4,375,000		Term Loan, 7.63%, Maturing December 5, 2013	4,399,609
		IPayment, Inc.
7,096,375		Term Loan, 7.35%, Maturing May 10, 2013	7,083,069
		LPL Holdings, Inc.
25,730,563		Term Loan, 8.11%, Maturing June 30, 2013	26,048,181
		Oxford Acquisition III, Ltd.
10,025,000		Term loan, 7.75%, Maturing September 20, 2013	10,120,548
		The Macerich Partnership, L.P.
11,280,000		Term Loan, 6.88%, Maturing April 25, 2010	11,301,150
			$102,251,787
Food Products — 2.4%
		Acosta, Inc.
$17,910,000		Term Loan, 8.07%, Maturing July 28, 2013	$18,104,019
		American Seafoods Group, LLC
3,991,434		Term Loan, 7.11%, Maturing September 30, 2012	4,016,380
		BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 7.75%, Maturing December 20, 2013	4,372,588
GBP	2,200,000	Term Loan, 8.25%, Maturing December 20, 2014	4,391,260
GBP	2,500,000	Term Loan, 10.19%, Maturing June 30, 2015	5,047,954
		Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.06%, Maturing December 31, 2013	1,979,179
EUR	1,500,000	Term Loan, 6.83%, Maturing December 31, 2014	1,986,753
EUR	3,000,000	Term Loan, 8.31%, Maturing January 24, 2016	3,981,342
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 7.12%, Maturing May 2, 2012	3,000,000
		Charden International B.V.
EUR	1,000,000	Term Loan, 6.07%, Maturing March 14, 2014	1,302,861
EUR	1,000,000	Term Loan, 6.57%, Maturing March 14, 2015	1,308,059
EUR	1,500,000	Term Loan, 9.06%, Maturing March 14, 2016	1,964,607
		Chiquita Brands, LLC
9,611,367		Term Loan, 8.38%, Maturing June 28, 2012	9,769,551
		Del Monte Corp.
5,715,531		Term Loan, 6.84%, Maturing February 8, 2012	5,733,392
		Dole Food Company, Inc.
1,190,698		Term Loan, 5.23%, Maturing April 12, 2013	1,188,987
8,863,256		Term Loan, 7.46%, Maturing April 12, 2013	8,850,519
2,658,977		Term Loan, 7.55%, Maturing April 12, 2013	2,655,156

		Foodvest Limited
EUR	632,918	Term Loan, 6.23%, Maturing March 16, 2014	$834,717
GBP	437,500	Term Loan, 7.83%, Maturing March 16, 2014	867,067
EUR	580,555	Term Loan, 6.73%, Maturing March 16, 2015	768,960
GBP	437,500	Term Loan, 8.33%, Maturing March 16, 2015	870,546
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	998,886
		Michael Foods, Inc.
16,378,354		Term Loan, 7.35%, Maturing November 21, 2010	16,456,839
		Nash-Finch Co.
5,400,000		Term Loan, 7.88%, Maturing November 12, 2010	5,403,375
		Picard Surgeles S.A.
EUR	8,000,000	Term Loan, 6.08%, Maturing June 4, 2014	10,492,768
		Pinnacle Foods Holdings Corp.
1,000,000		Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	975,000
22,868,128		Term Loan, 7.36%, Maturing November 25, 2010	22,982,468
		QCE Finance, LLC
9,154,000		Term Loan, 7.63%, Maturing May 5, 2013	9,192,145
		Reddy Ice Group, Inc.
14,335,000		Term Loan, 7.11%, Maturing August 9, 2012	14,352,919
		Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 7.95%, Maturing January 5, 2015	4,995,089
		United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.39%, Maturing December 14, 2014	1,597,186
GBP	3,859,511	Term Loan, 8.23%, Maturing December 14, 2014	7,674,748
			$178,115,320
Food Service — 1.7%
		AFC Enterprises, Inc.
$3,388,181		Term Loan, 7.38%, Maturing May 23, 2009	$3,405,122
		Buffets, Inc.
1,475,833		Term Loan, 5.27%, Maturing May 1, 2013	1,484,135
11,174,167		Term Loan, 8.36%, Maturing November 1, 2013	11,237,021
		Burger King Corp.
6,935,164		Term Loan, 6.88%, Maturing June 30, 2012	6,951,295
		Carrols Corp.
7,241,297		Term Loan, 7.88%, Maturing December 31, 2010	7,277,504
		CBRL Group, Inc.
3,882,759		Term Loan, 0.00%, Maturing April 27, 2013 (2)	3,887,612
9,611,798		Term Loan, 6.87%, Maturing April 27, 2013	9,637,029
		CKE Restaurants, Inc.
3,096,562		Term Loan, 7.38%, Maturing May 1, 2010	3,108,174
		Denny’s, Inc.
1,063,333		Term Loan, 7.52%, Maturing March 31, 2012	1,077,954
6,509,205		Term Loan, 7.61%, Maturing March 31, 2012	6,598,706
		Domino’s, Inc.
6,592,593		Revolving Loan, 0.00%, Maturing June 25, 2009 (2)	6,460,741
34,498,921		Term Loan, 6.88%, Maturing June 25, 2010	34,542,045

		Elior Sca
EUR	701,754	Term Loan, 5.99%, Maturing June 23, 2014	$924,814
EUR	701,754	Term Loan, 6.49%, Maturing June 23, 2015	929,182
		Holding Bercy Investissement S
EUR	1,096,491	Term Loan, 6.24%, Maturing June 23, 2011	1,448,880
		Landry’s Restaurants, Inc.
2,109,057		Term Loan, 7.12%, Maturing December 28, 2010	2,112,132
		Maine Beverage Co., LLC
3,457,143		Term Loan, 7.11%, Maturing June 30, 2010	3,448,500
		NPC International, Inc.
3,368,535		Term Loan, 7.12%, Maturing May 3, 2013	3,369,589
		Nutro Products, Inc.
3,544,965		Term Loan, 7.36%, Maturing April 26, 2013	3,569,337
		Sagittarius Restaurants, LLC
4,843,412		Term Loan, 7.62%, Maturing March 29, 2013	4,866,118
		SSP Financing, Ltd.
EUR	840,369	Term Loan, 5.80%, Maturing June 15, 2014	1,105,083
EUR	184,777	Term Loan, 5.80%, Maturing June 15, 2014	242,810
3,954,516		Term Loan, 7.83%, Maturing June 15, 2014	3,984,175
EUR	840,369	Term Loan, 6.30%, Maturing June 15, 2015	1,110,153
EUR	184,777	Term Loan, 6.30%, Maturing June 15, 2015	243,861
3,954,516		Term Loan, 8.33%, Maturing June 15, 2015	4,000,653
			$127,022,625
Food/Drug Retailers — 1.0%
		Cumberland Farms, Inc.
$5,985,000		Term Loan, 7.37%, Maturing September 29, 2013	$6,014,925
		General Nutrition Centers, Inc.
9,000,000		Revolving Loan, 0.00%, Maturing December 5, 2009 (2)	8,752,500
2,819,517		Term Loan, 8.07%, Maturing December 5, 2009	2,834,497
		Giant Eagle, Inc.
12,018,500		Term Loan, 6.86%, Maturing November 7, 2012	12,067,331
		Supervalu, Inc.
14,391,250		Term Loan, 7.10%, Maturing June 1, 2012	14,472,920
		The Jean Coutu Group (PJC), Inc.
26,867,578		Term Loan, 7.88%, Maturing July 30, 2011	26,941,195
		The Pantry, Inc.
5,742,000		Term Loan, 7.07%, Maturing January 2, 2012	5,767,121
			$76,850,489
Forest Products — 1.8%
		Appleton Papers, Inc.
$12,297,612		Term Loan, 7.62%, Maturing June 11, 2010	$12,374,472
		Boise Cascade Holdings, LLC
18,677,451		Term Loan, 7.11%, Maturing October 29, 2011	18,790,692
		Buckeye Technologies, Inc.
7,084,927		Term Loan, 7.42%, Maturing April 15, 2010	7,092,310

		Georgia Pacific Corp.
	$6,111,111	Term Loan, 7.11%, Maturing December 20, 2012	$6,153,125
	65,473,700	Term Loan, 7.35%, Maturing December 20, 2012	66,128,437
		NewPage Corp.
	12,372,782	Term Loan, 7.63%, Maturing May 2, 2011	12,527,442
		Xerium Technologies, Inc.
EUR	1,970,000	Term Loan, 5.97%, Maturing May 18, 2012	2,571,515
	9,312,868	Term Loan, 7.86%, Maturing May 18, 2012	9,307,047
			$134,945,040
Healthcare — 6.8%
		Accellent, Inc.
	$3,217,500	Term Loan, 7.37%, Maturing November 22, 2012	$3,221,522
		Alliance Imaging, Inc.
	9,826,118	Term Loan, 7.88%, Maturing December 29, 2011	9,882,618
		American Medical Systems
	12,988,974	Term Loan, 7.81%, Maturing July 20, 2012	13,005,211
		AMN Healthcare, Inc.
	2,741,167	Term Loan, 7.11%, Maturing November 2, 2011	2,751,446
		AMR HoldCo, Inc.
	6,053,277	Term Loan, 7.38%, Maturing February 10, 2012	6,079,760
		Community Health Systems, Inc.
	47,855,834	Term Loan, 7.12%, Maturing August 19, 2011	47,997,918
	8,977,500	Term Loan, 7.11%, Maturing February 29, 2012	9,004,154
		Concentra Operating Corp.
	16,557,429	Term Loan, 7.38%, Maturing September 30, 2011	16,624,702
		Conmed Corp.
	6,217,394	Term Loan, 7.38%, Maturing April 13, 2013	6,221,279
		CRC Health Corp.
	3,890,250	Term Loan, 7.86%, Maturing February 6, 2013	3,935,233
	3,945,237	Term Loan, 7.86%, Maturing February 6, 2013	3,990,856
		Davita, Inc.
	44,434,064	Term Loan, 7.40%, Maturing October 5, 2012	44,822,862
		DJ Orthopedics, LLC
	2,477,750	Term Loan, 6.88%, Maturing April 7, 2013	2,479,299
		Emdeon Business Services, LLC
	13,807,947	Term Loan, 7.87%, Maturing November 16, 2013	13,891,375
		Encore Medical Finance, LLC
	8,179,500	Term Loan, 7.87%, Maturing November 3, 2013	8,206,337
		FGX International, Inc.
	4,000,000	Term Loan, 9.36%, Maturing December 12, 2012	3,990,000
		FHC Health Systems, Inc.
	2,000,000	Term Loan, 12.12%, Maturing June 27, 2008	2,060,000
	989,205	Term Loan, 12.12%, Maturing December 18, 2009	1,018,881
	692,443	Term Loan, 14.12%, Maturing December 18, 2009	713,217
	3,250,000	Term Loan, 15.12%, Maturing February 7, 2011	3,347,500

		Fresenius Medical Care Holdings
$25,001,031		Term Loan, 6.74%, Maturing March 31, 2013	$24,963,705
		Gambro Holding AB
EUR	2,000,000	Term Loan, 6.16%, Maturing June 5, 2014	2,635,448
1,500,000		Term Loan, 7.85%, Maturing June 5, 2014	1,515,000
EUR	2,000,000	Term Loan, 6.66%, Maturing June 5, 2015	2,648,443
1,500,000		Term Loan, 8.35%, Maturing June 5, 2015	1,522,500
		Graceway Pharmaceuticals, LLC
11,475,000		Term Loan, 7.84%, Maturing December 29, 2011	11,553,891
		Hanger Orthopedic Group, Inc.
5,447,659		Term Loan, 7.87%, Maturing May 30, 2013	5,481,751
		HCA, Inc.
54,400,000		Term Loan, 8.11%, Maturing November 18, 2013	54,957,165
		HealthSouth Corp.
17,412,500		Term Loan, 8.61%, Maturing March 10, 2013	17,598,605
		Iasis Healthcare, LLC
12,831,398		Term Loan, 7.57%, Maturing June 16, 2011	12,975,751
		Kinetic Concepts, Inc.
6,796,688		Term Loan, 7.12%, Maturing October 3, 2009	6,828,550
		Leiner Health Products, Inc.
8,141,250		Term Loan, 8.88%, Maturing May 27, 2011	8,198,914
		Lifecare Holdings, Inc.
9,134,375		Term Loan, 7.57%, Maturing August 11, 2012	8,858,444
		Lifepoint Hospitals, Inc.
30,559,918		Term Loan, 6.95%, Maturing April 15, 2012	30,538,923
		Magellan Health Services, Inc.
3,679,054		Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
2,759,291		Term Loan, 7.11%, Maturing August 15, 2008	2,766,189
		Matria Healthcare, Inc.
3,171,638		Term Loan, 7.37%, Maturing January 19, 2012	3,187,496
		Moon Acquisition Co. AB
EUR	2,054,298	Term Loan, 6.22%, Maturing November 4, 2013	2,687,962
EUR	1,000,000	Term Loan, 6.22%, Maturing November 4, 2013	1,312,444
EUR	2,242,000	Term Loan, 6.72%, Maturing November 4, 2014	2,943,398
		Multiplan Merger Corp.
5,056,042		Term Loan, 7.82%, Maturing April 12, 2013	5,072,631
4,476,871		Term Loan, 7.82%, Maturing April 12, 2013	4,491,559
		National Mentor Holdings, Inc.
484,400		Term Loan, 5.32%, Maturing June 29, 2013	487,276
8,124,772		Term Loan, 7.87%, Maturing June 29, 2013	8,173,017
		Nyco Holdings
EUR	8,850,000	Term Loan, 6.10%, Maturing December 29, 2014	11,531,758
EUR	8,850,000	Term Loan, 6.60%, Maturing December 29, 2015	11,583,508
		P&F Capital S.A.R.L.
EUR	836,893	Term Loan, 6.30%, Maturing February 21, 2014	1,103,729
EUR	260,194	Term Loan, 6.30%, Maturing February 21, 2014	343,155
EUR	500,938	Term Loan, 6.30%, Maturing February 21, 2014	660,658

EUR	401,974	Term Loan, 6.30%, Maturing February 21, 2014	$530,140
EUR	378,378	Term Loan, 6.80%, Maturing February 21, 2015	500,865
EUR	140,541	Term Loan, 6.80%, Maturing February 21, 2015	186,035
EUR	291,892	Term Loan, 6.80%, Maturing February 21, 2015	386,381
EUR	1,189,189	Term Loan, 6.80%, Maturing February 21, 2015	1,574,146
		Radnet Management, Inc.
4,500,000		Term Loan, 8.85%, Maturing November 15, 2012	4,511,250
		Renal Advantage, Inc.
2,321,352		Term Loan, 7.86%, Maturing October 5, 2012	2,341,663
		Select Medical Holding Corp.
9,775,875		Term Loan, 7.11%, Maturing February 24, 2012	9,762,814
		Sunrise Medical Holdings, Inc.
5,745,846		Term Loan, 8.88%, Maturing May 13, 2010	5,731,481
		Vanguard Health Holding Co., LLC
14,910,908		Term Loan, 7.61%, Maturing September 23, 2011	15,060,017
		Ventiv Health, Inc.
3,432,738		Term Loan, 6.86%, Maturing October 5, 2011	3,433,813
		VWR International, Inc.
EUR	2,424,905	Term Loan, 5.87%, Maturing April 7, 2011	3,177,301
10,198,914		Term Loan, 7.61%, Maturing April 7, 2011	10,233,978
			$510,984,176
Home Furnishings — 1.1%
		Interline Brands, Inc.
$7,831,299		Term Loan, 7.07%, Maturing June 23, 2013	$7,845,983
5,418,641		Term Loan, 7.07%, Maturing June 23, 2013	5,428,801
		Knoll, Inc.
8,983,942		Term Loan, 7.11%, Maturing October 3, 2012	9,051,321
		National Bedding Co., LLC
6,577,343		Term Loan, 7.37%, Maturing August 31, 2011	6,613,519
1,500,000		Term Loan, 10.36%, Maturing August 31, 2012	1,520,625
		Oreck Corp.
4,267,074		Term Loan, 8.12%, Maturing February 2, 2012	4,181,733
		Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 6.56%, Maturing April 7, 2013	5,822,750
EUR	4,478,261	Term Loan, 7.06%, Maturing April 7, 2014	5,846,953
		Sealy Mattress Co.
5,000,000		Revolving Loan, 0.00%, Maturing April 6, 2012 (2)	4,925,000
9,959,821		Term Loan, 6.85%, Maturing August 25, 2012	9,966,046
		Simmons Co.
21,880,243		Term Loan, 7.41%, Maturing December 19, 2011	22,089,921
			$83,292,652
Industrial Equipment — 1.8%
		Aearo Technologies, Inc.
$6,252,750		Term Loan, 7.86%, Maturing March 22, 2013	$6,307,462
		Alliance Laundry Holdings, LLC
3,711,489		Term Loan, 7.60%, Maturing January 27, 2012	3,743,965

		Colfax Corp.
$2,008,348		Term Loan, 7.63%, Maturing May 30, 2009	$2,024,039
EUR	4,950,000	Term Loan, 5.97%, Maturing December 19, 2011	6,456,399
		Douglas Dynamics Holdings, Inc.
4,134,761		Term Loan, 7.11%, Maturing December 16, 2010	4,124,424
		Flowserve Corp.
13,690,341		Term Loan, 6.88%, Maturing August 10, 2012	13,703,183
		Generac Acquisition Corp.
10,395,000		Term Loan, 7.86%, Maturing November 7, 2013	10,433,981
		Gleason Corp.
5,170,606		Term Loan, 7.88%, Maturing June 30, 2013	5,212,617
		GSCP Athena (Finnish) Holdings
EUR	6,108,696	Term Loan, 6.16%, Maturing August 31, 2013	7,982,619
EUR	5,891,304	Term Loan, 6.66%, Maturing August 31, 2014	7,734,184
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2)	4,212,032
GBP	2,781,352	Term Loan, 7.68%, Maturing December 27, 2010	5,434,010
		John Maneely Co.
16,966,926		Term Loan, 8.62%, Maturing December 8, 2013	17,013,585
		MTD Products, Inc.
10,744,709		Term Loan, 6.88%, Maturing June 1, 2010	10,704,416
		PP Acquisition Corp.
20,486,290		Term Loan, 8.32%, Maturing November 12, 2011	20,639,937
		Prysmian S.R.L.
EUR	1,400,000	Term Loan, 6.16%, Maturing August 22, 2014	1,829,469
EUR	2,000,000	Term Loan, 6.16%, Maturing August 22, 2014	2,613,527
EUR	300,000	Term Loan, 6.66%, Maturing August 22, 2015	393,844
		TFS Acquisition Corp.
5,486,250		Term Loan, 8.92%, Maturing August 11, 2013	5,527,397
			$136,091,090
Insurance — 0.8%
		ARG Holding, Inc.
$7,870,500		Term Loan, 8.44%, Maturing November 30, 2011	$7,912,316
500,000		Term Loan, 12.69%, Maturing November 30, 2012	505,625
		CCC Information Services Group
5,226,157		Term Loan, 7.87%, Maturing February 10, 2013	5,252,288
		Conseco, Inc.
21,396,375		Term Loan, 7.32%, Maturing October 10, 2013	21,516,730
		Hilb, Rogal & Hobbs Co.
5,657,250		Term Loan, 6.86%, Maturing April 26, 2013	5,663,145
		U.S.I. Holdings Corp.
1,733,156		Term Loan, 7.61%, Maturing March 24, 2011	1,735,323
16,881,722		Term Loan, 7.61%, Maturing March 24, 2011	16,902,825
			$59,488,252

Leisure Goods/Activities/Movies — 4.7%
		24 Hour Fitness Worldwide, Inc.
$11,443,525		Term Loan, 7.86%, Maturing June 8, 2012	$11,536,504
		Alliance Atlantis Communications, Inc.
	6,486,465	Term Loan, 6.86%, Maturing December 31, 2011	6,490,519
		AMC Entertainment, Inc.
	15,330,200	Term Loan, 7.45%, Maturing January 26, 2013	15,488,699
		AMF Bowling Worldwide, Inc.
	3,170,376	Term Loan, 8.41%, Maturing August 27, 2009	3,192,172
		Bombardier Recreational Product
	14,400,000	Term Loan, 7.89%, Maturing June 28, 2013	14,496,005
		Butterfly Wendel US, Inc.
	1,237,500	Term Loan, 8.08%, Maturing June 22, 2013	1,255,869
	1,237,500	Term Loan, 7.83%, Maturing June 22, 2014	1,249,682
		Carmike Cinemas, Inc.
	6,709,553	Term Loan, 8.60%, Maturing May 19, 2012	6,789,229
	9,359,277	Term Loan, 8.63%, Maturing May 19, 2012	9,483,091
		Cedar Fair, L.P.
	4,975,000	Term Loan, 7.82%, Maturing August 31, 2011	5,009,203
	19,153,750	Term Loan, 7.82%, Maturing August 30, 2012	19,370,436
		Cinemark, Inc.
	29,376,375	Term Loan, 7.38%, Maturing October 5, 2013	29,702,276
		Coleone Capital, Ltd.
GBP	511,261	Term Loan, 7.19%, Maturing November 30, 2011	995,322
GBP	772,711	Term Loan, 7.94%, Maturing November 30, 2012	1,511,899
		Dave & Buster’s, Inc.
	892,500	Term Loan, 7.87%, Maturing March 8, 2013	898,636
	1,486,263	Term Loan, 7.87%, Maturing March 8, 2013	1,496,481
		Deluxe Entertainment Services
	3,900,000	Term Loan, 5.26%, Maturing January 28, 2011	3,841,500
	3,090,874	Term Loan, 8.36%, Maturing January 28, 2011	3,110,192
		Easton-Bell Sports, Inc.
	7,046,750	Term Loan, 7.07%, Maturing March 16, 2012	7,064,367
		Fender Musical Instruments Co.
	1,497,319	Term Loan, 8.08%, Maturing March 30, 2012	1,510,420
	500,000	Term Loan, 11.33%, Maturing October 1, 2012	504,688
		Lions Gate Entertainment, Inc.
	1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	1,007,163
		Metro-Goldwyn-Mayer Holdings, Inc.
	3,785,714	Term Loan, 8.61%, Maturing April 8, 2011	3,793,997
	64,338,837	Term Loan, 8.61%, Maturing April 8, 2012	64,552,442
		Regal Cinemas Corp.
	32,418,750	Term Loan, 7.11%, Maturing November 10, 2010	32,505,600
		Revolution Studios
	14,575,000	Term Loan, 9.07%, Maturing December 21, 2014	14,684,313

		Six Flags Theme Parks, Inc.
$3,275,000		Revolving Loan, 8.606%, Maturing June 30, 2008 (2)	$3,260,672
25,452,561		Term Loan, 8.61%, Maturing June 30, 2009	25,770,718
		Southwest Sports Group, LLC
9,500,000		Term Loan, 7.88%, Maturing December 22, 2010	9,502,974
		Universal City Development Partners, Ltd.
18,996,088		Term Loan, 7.37%, Maturing June 9, 2011	19,091,068
		WMG Acquisition Corp.
4,390,000		Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,280,250
29,833,869		Term Loan, 7.37%, Maturing February 28, 2011	30,025,939
			$353,472,326
Lodging and Casinos — 3.7%
		Ameristar Casinos, Inc.
$5,125,557		Term Loan, 6.82%, Maturing November 10, 2012	$5,135,808
		Bally Technologies, Inc.
15,416,453		Term Loan, 8.61%, Maturing September 5, 2009	15,474,264
		Boyd Gaming Corp.
25,833,023		Term Loan, 6.86%, Maturing June 30, 2011	25,906,983
		CCM Merger, Inc.
8,051,977		Term Loan, 7.36%, Maturing April 25, 2012	8,083,178
		Choctaw Resort Development Enterprise
3,517,513		Term Loan, 7.12%, Maturing November 4, 2011	3,530,704
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 6.11%, Maturing June 30, 2014 (2)	1,970,495
EUR	1,500,000	Term Loan, 6.49%, Maturing June 30, 2015 (2)	1,980,241
		Fairmont Hotels and Resorts, Inc.
4,136,176		Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 7.83%, Maturing November 20, 2014	2,931,329
GBP	1,500,000	Term Loan, 8.33%, Maturing November 20, 2015	2,946,009
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 5.94%, Maturing December 12, 2012 (2)	9,713,598
GBP	13,498,333	Term Loan, 7.94%, Maturing December 12, 2013	26,707,863
GBP	12,498,333	Term Loan, 8.44%, Maturing December 12, 2014	24,830,369
		Green Valley Ranch Gaming, LLC
2,959,713		Term Loan, 7.36%, Maturing December 31, 2010	2,962,951
		Herbst Gaming, Inc.
6,625,000		Term Loan, 0.00%, Maturing December 2, 2011 (2)	6,655,362
		Isle of Capri Casinos, Inc.
4,925,000		Term Loan, 7.11%, Maturing February 4, 2012	4,949,625
14,561,896		Term Loan, 7.11%, Maturing February 4, 2012	14,634,705
		Penn National Gaming, Inc.
47,473,734		Term Loan, 7.12%, Maturing October 3, 2012	47,844,646
		Pinnacle Entertainment, Inc.
5,100,000		Term Loan, 0.00%, Maturing December 14, 2011	5,098,939
7,500,000		Term Loan, 7.32%, Maturing December 14, 2011	7,554,375

		Trump Entertainment Resorts Holdings, L.P.
$5,406,563		Term Loan, 0.00%, Maturing May 20, 2012 (2)	$5,465,699
	5,392,875	Term Loan, 7.87%, Maturing May 20, 2012	5,451,862
		Venetian Casino Resort, LLC
	26,400,219	Term Loan, 7.12%, Maturing June 15, 2011	26,615,988
	5,947,617	Term Loan, 7.12%, Maturing June 15, 2011	5,996,227
		VML US Finance, LLC
	3,333,333	Term Loan, 0.00%, Maturing May 25, 2012	3,344,793
	6,666,667	Term Loan, 8.12%, Maturing May 25, 2013	6,750,000
		Wimar Opco, LLC
	5,775,000	Term Loan, 7.86%, Maturing January 3, 2012	5,775,000
			$282,483,381
Nonferrous Metals/Minerals — 1.3%
		Almatis Holdings 5 BV
EUR	1,007,336	Term Loan, 6.34%, Maturing December 21, 2013	$1,324,119
	1,000,000	Term Loan, 7.86%, Maturing December 21, 2013	1,011,641
EUR	1,007,336	Term Loan, 6.34%, Maturing December 21, 2014	1,329,845
	1,000,000	Term Loan, 8.36%, Maturing December 21, 2014	1,016,172
		Alpha Natural Resources, LLC
	9,211,975	Term Loan, 7.11%, Maturing October 26, 2012	9,243,646
		Carmeuse Lime, Inc.
	6,863,630	Term Loan, 7.13%, Maturing May 2, 2011	6,889,369
		CII Carbon, LLC
	3,595,250	Term Loan, 7.38%, Maturing August 23, 2012	3,622,214
		Compass Minerals Group, Inc.
	7,151,081	Term Loan, 6.86%, Maturing December 22, 2012	7,179,013
		Magnum Coal Co.
	1,375,000	Term Loan, 8.57%, Maturing March 15, 2013	1,375,000
	13,646,875	Term Loan, 8.62%, Maturing March 15, 2013	13,646,875
		Murray Energy Corp.
	10,768,200	Term Loan, 8.37%, Maturing January 28, 2010	10,875,882
		Novelis, Inc.
	8,547,549	Term Loan, 7.62%, Maturing January 6, 2012	8,584,184
	11,730,596	Term Loan, 7.62%, Maturing January 6, 2012	11,780,874
		Stillwater Mining Co.
	4,360,000	Revolving Loan, 5.32%, Maturing June 30, 2007 (2)	4,370,900
	5,677,854	Term Loan, 7.63%, Maturing June 30, 2007	5,695,597
		Thompson Creek Metals Co.
	9,075,000	Term Loan, 10.13%, Maturing October 26, 2012	9,233,813
			$97,179,144
Oil and Gas — 2.3%
		Cavallo Energy L.P.
$20,781,250		Revolving Loan, 6.42%, Maturing October 5, 2010 (2)	$20,755,273
	494,792	Term Loan, 8.32%, Maturing October 5, 2010	494,482
		Citgo Petroleum Corp.
	8,031,981	Term Loan, 6.68%, Maturing November 15, 2012	8,053,210

	Concho Resources, Inc.
$17,138,875	Term Loan, 9.36%, Maturing July 6, 2011 (4)	$17,024,045
	El Paso Corp.
10,960,000	Term Loan, 5.23%, Maturing July 31, 2011	11,024,215
	Epco Holdings, Inc.
4,333,334	Revolving Loan, 7.07%, Maturing August 18, 2008 (2)	4,271,944
7,313,207	Term Loan, 7.12%, Maturing August 18, 2008	7,332,631
9,963,375	Term Loan, 7.36%, Maturing August 18, 2010	10,046,997
	Goldking Energy Corp.
7,750,000	Term Loan, 10.36%, Maturing December 20, 2011 (4)	7,796,500
	Key Energy Services, Inc.
9,826,489	Term Loan, 7.84%, Maturing June 30, 2012	9,887,904
	Niska Gas Storage
1,887,879	Term Loan, 7.10%, Maturing May 13, 2011	1,892,598
1,318,211	Term Loan, 7.10%, Maturing May 13, 2011	1,321,507
1,967,406	Term Loan, 7.14%, Maturing May 13, 2011	1,970,788
10,308,998	Term Loan, 7.15%, Maturing May 12, 2013	10,326,719
	Petroleum Geo-Services ASA
4,049,951	Term Loan, 7.61%, Maturing December 16, 2012	4,081,338
	Primary Natural Resources, Inc.
13,349,125	Term Loan, 9.36%, Maturing July 28, 2010 (4)	13,259,686
	Targa Resources, Inc.
11,750,000	Term Loan, 7.60%, Maturing October 31, 2007	11,765,604
19,284,559	Term Loan, 7.61%, Maturing October 31, 2012	19,432,202
3,434,480	Term Loan, 7.62%, Maturing October 31, 2012	3,460,775
	W&T Offshore, Inc.
10,850,000	Term Loan, 7.62%, Maturing May 26, 2010	10,929,118
		$175,127,536
Publishing — 5.7%
	American Media Operations, Inc.
$23,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$23,162,909
	Black Press US Partnership
1,714,592	Term Loan, 7.37%, Maturing August 2, 2013	1,727,451
2,824,033	Term Loan, 7.37%, Maturing August 2, 2013	2,845,214
	CBD Media, LLC
7,452,219	Term Loan, 7.70%, Maturing December 31, 2009	7,514,318
	Dex Media East, LLC
8,883,583	Term Loan, 6.87%, Maturing May 8, 2009	8,889,641
	Dex Media West, LLC
14,522,181	Term Loan, 6.86%, Maturing March 9, 2010	14,535,382
2,339,634	Term Loan, 6.87%, Maturing September 9, 2010	2,343,143
	Gatehouse Media Operating, Inc.
13,680,789	Term Loan, 7.57%, Maturing June 6, 2013	13,729,247
	Hanley-Wood, LLC
984,132	Term Loan, 7.61%, Maturing August 1, 2012	985,773
8,239,414	Term Loan, 7.62%, Maturing August 1, 2012	8,253,149

		Idearc, Inc.
$51,850,000		Term Loan, 7.33%, Maturing November 17, 2014	$52,298,814
		Medianews Group, Inc.
12,133,011		Term Loan, 6.57%, Maturing August 25, 2010	12,044,537
7,636,625		Term Loan, 7.07%, Maturing August 2, 2013	7,652,532
		Merrill Communications, LLC
16,492,358		Term Loan, 7.59%, Maturing February 9, 2009	16,572,247
		Nebraska Book Co., Inc.
11,121,108		Term Loan, 7.88%, Maturing March 4, 2011	11,176,714
		Newspaper Holdings, Inc.
2,500,000		Term Loan, 6.63%, Maturing August 24, 2011	2,481,250
16,050,000		Term Loan, 6.88%, Maturing August 24, 2012	15,989,813
		Philadelphia Newspapers, LLC
6,318,250		Term Loan, 8.12%, Maturing June 29, 2013	6,328,783
		R.H. Donnelley Corp.
941,801		Term Loan, 6.61%, Maturing December 31, 2009	939,530
39,857,432		Term Loan, 6.87%, Maturing June 30, 2010	39,844,997
10,393,939		Term Loan, 6.87%, Maturing June 30, 2011	10,389,210
		Retos Cartera, SA
EUR	1,000,000	Term Loan, 6.39%, Maturing March 15, 2013	1,311,632
EUR	1,000,000	Term Loan, 6.89%, Maturing March 15, 2014	1,315,693
		Riverdeep Interactive Learning USA, Inc.
9,625,000		Term Loan, 8.10%, Maturing December 20, 2013	9,739,297
		Seat Pagine Gialle Spa
EUR	16,090,393	Term Loan, 5.88%, Maturing May 25, 2012	21,118,688
		SGS International, Inc.
4,000,000		Term Loan, 7.85%, Maturing December 30, 2011 (2)	4,020,000
1,212,750		Term Loan, 7.87%, Maturing December 30, 2011	1,218,814
		Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.24%, Maturing September 8, 2013	3,413,883
EUR	2,624,814	Term Loan, 6.92%, Maturing September 8, 2014	3,460,913
		Source Media, Inc.
12,872,607		Term Loan, 7.61%, Maturing November 8, 2011	12,957,090
		SP Newsprint Co.
8,463,065		Term Loan, 5.35%, Maturing January 9, 2010	8,500,091
		Springer Science+Business Media
2,790,582		Term Loan, 7.36%, Maturing May 5, 2010	2,797,558
EUR	1,399,585	Term Loan, 6.21%, Maturing May 5, 2011	1,840,099
3,097,232		Term Loan, 7.74%, Maturing May 5, 2011	3,122,010
EUR	605,207	Term Loan, 6.59%, Maturing May 5, 2012	799,574
EUR	605,207	Term Loan, 6.59%, Maturing May 5, 2012	799,659
3,097,232		Term Loan, 8.11%, Maturing May 5, 2012	3,137,884
3,355,335		Term Loan, 8.11%, Maturing May 5, 2012	3,399,793
		Sun Media Corp.
8,329,573		Term Loan, 7.11%, Maturing February 7, 2009	8,353,870
		Thomas Nelson, Inc.
1,990,000		Term Loan, 7.59%, Maturing June 12, 2012	1,994,975

		World Directories ACQI Corp.
EUR	1,500,000	Term Loan, 6.38%, Maturing November 29, 2012	$1,972,148
EUR	7,006,198	Term Loan, 6.88%, Maturing November 29, 2013	9,235,076
		Xsys US, Inc.
EUR	254,462	Term Loan, 6.06%, Maturing September 27, 2013	334,898
EUR	2,495,538	Term Loan, 6.06%, Maturing September 27, 2013	3,284,377
7,701,575		Term Loan, 7.87%, Maturing September 27, 2013	7,790,628
EUR	2,750,000	Term Loan, 6.56%, Maturing September 27, 2014	3,631,782
7,866,565		Term Loan, 8.37%, Maturing September 27, 2014	7,957,526
EUR	1,000,000	Term Loan, 8.59%, Maturing September 27, 2015	1,326,251
		YBR Acquisition BV
EUR	1,250,000	Term Loan, 6.34%, Maturing June 30, 2013	1,648,034
EUR	6,000,000	Term Loan, 6.34%, Maturing June 30, 2013	7,910,563
EUR	1,250,000	Term Loan, 6.84%, Maturing June 30, 2014	1,653,300
EUR	6,000,000	Term Loan, 6.84%, Maturing June 30, 2014	7,935,839
		Yell Group, PLC
21,025,000		Term Loan, 7.32%, Maturing February 10, 2013	21,224,296
			$428,910,895
Radio and Television — 3.7%
		ALM Media Holdings, Inc.
$7,849,257		Term Loan, 7.86%, Maturing March 4, 2010	$7,871,337
		Block Communications, Inc.
7,033,975		Term Loan, 7.36%, Maturing December 22, 2011	7,047,164
		Cequel Communications, LLC
37,850,000		Term Loan, 7.61%, Maturing November 5, 2013	38,122,066
		CMP Susquehanna Corp.
2,000,000		Term Loan, 0.00%, Maturing May 5, 2011 (2)	1,920,000
13,385,859		Term Loan, 7.40%, Maturing May 5, 2013	13,486,253
		Cumulus Media, Inc.
11,343,000		Term Loan, 7.33%, Maturing June 7, 2013	11,415,073
		DirecTV Holdings, LLC
15,518,843		Term Loan, 6.82%, Maturing April 13, 2013	15,594,668
		Emmis Operating Co.
6,400,000		Term Loan, 7.32%, Maturing November 2, 2013	6,449,498
		Entravision Communications Corp.
8,963,500		Term Loan, 6.86%, Maturing September 29, 2013	8,987,773
		Gray Television, Inc.
8,043,749		Term Loan, 6.85%, Maturing November 22, 2015	8,047,337
		HEI Acquisition, LLC
5,425,000		Term Loan, 8.61%, Maturing December 31, 2011	5,431,781
		HIT Entertainment, Inc.
837,250		Term Loan, 7.60%, Maturing March 20, 2012	844,838
		NEP Supershooters, L.P.
2,881,294		Term Loan, 8.82%, Maturing February 3, 2011	2,905,304
4,885,452		Term Loan, 9.34%, Maturing February 3, 2011	4,943,467

		Nexstar Broadcasting, Inc.
$12,622,454		Term Loan, 7.11%, Maturing October 1, 2012	$12,610,627
11,960,861		Term Loan, 7.11%, Maturing October 1, 2012	11,949,654
		NextMedia Operating, Inc.
1,982,596		Term Loan, 7.32%, Maturing November 15, 2012	1,981,853
881,154		Term Loan, 7.32%, Maturing November 15, 2012	880,823
		P7S1 Holding II S.A.R.L.
EUR	23,000,000	Term Loan, 7.63%, Maturing July 18, 2011	29,921,601
		PanAmSat Corp.
19,625,813		Term Loan, 7.86%, Maturing January 3, 2014	19,847,957
		Patriot Media and Communications CNJ, Inc.
476,190		Term Loan, 7.37%, Maturing February 6, 2013	479,663
		Paxson Communications Corp.
17,925,000		Term Loan, 8.61%, Maturing January 15, 2012	18,339,516
		Raycom TV Broadcasting, LLC
20,188,154		Term Loan, 6.88%, Maturing August 28, 2013	20,125,066
		SFX Entertainment
9,949,500		Term Loan, 8.10%, Maturing June 21, 2013	9,968,155
		Spanish Broadcasting System
12,256,688		Term Loan, 7.12%, Maturing June 10, 2012	12,282,218
		Young Broadcasting, Inc.
8,456,225		Term Loan, 7.94%, Maturing November 3, 2012	8,485,298
992,500		Term Loan, 7.94%, Maturing November 3, 2012	995,912
			$280,934,902
Rail Industries — 0.5%
		Kansas City Southern Railway Co.
$15,124,000		Term Loan, 7.08%, Maturing March 30, 2008	$15,161,810
		Railamerica, Inc.
17,790,507		Term Loan, 7.38%, Maturing September 29, 2011	17,846,102
2,103,134		Term Loan, 7.38%, Maturing September 29, 2011	2,109,707
			$35,117,619
Retailers (Except Food and Drug) — 2.2%
		Advantage Sales & Marketing, Inc.
$5,260,250		Term Loan, 7.43%, Maturing March 29, 2013	$5,277,830
		American Achievement Corp.
5,726,322		Term Loan, 7.58%, Maturing March 25, 2011	5,769,269
		Amscan Holdings, Inc.
10,222,750		Term Loan, 8.39%, Maturing December 23, 2012	10,355,329
		Coinmach Laundry Corp.
24,973,820		Term Loan, 7.88%, Maturing December 19, 2012	25,219,662
		FTD, Inc.
4,801,708		Term Loan, 7.32%, Maturing July 28, 2013	4,825,717
		Harbor Freight Tools USA, Inc.
14,380,008		Term Loan, 7.12%, Maturing July 15, 2010	14,384,509

	Home Interiors & Gifts, Inc.
$3,560,950	Term Loan, 10.39%, Maturing March 31, 2011	$2,652,908
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,960,000
24,875,233	Term Loan, 7.37%, Maturing October 4, 2011	25,025,529
	Mapco Express, Inc.
3,597,826	Term Loan, 8.10%, Maturing April 28, 2011	3,629,307
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.10%, Maturing December 3, 2011	8,377,031
	Neiman Marcus Group, Inc.
3,996,793	Term Loan, 7.60%, Maturing April 5, 2013	4,043,476
	Oriental Trading Co., Inc.
2,000,000	Term Loan, 11.47%, Maturing January 31, 2013	2,006,876
12,935,000	Term Loan, 8.17%, Maturing July 31, 2013	13,007,759
	Pep Boys - Manny, Moe, & Jack, (The)
4,179,000	Term Loan, 8.12%, Maturing January 27, 2011	4,233,849
	Petro Stopping Center, L.P.
531,250	Term Loan, 7.63%, Maturing February 9, 2007	533,906
	Rent-A-Center, Inc.
8,952,506	Term Loan, 7.12%, Maturing November 15, 2012	8,987,475
	Savers, Inc.
2,825,406	Term Loan, 8.11%, Maturing August 11, 2012	2,850,128
3,359,094	Term Loan, 8.11%, Maturing August 11, 2012	3,388,486
	Shopko Stores, Inc.
11,802,000	Revolving Loan, 7.34%, Maturing December 28, 2010 (2)	11,765,119
	Stewert Enterprises, Inc.
3,106,118	Term Loan, 7.18%, Maturing November 19, 2011	3,117,766
		$163,411,931
Steel — 0.0%
	Gibraltar Industries, Inc.
$3,352,027	Term Loan, 7.13%, Maturing December 8, 2010	$3,349,932
		$3,349,932
Surface Transport — 0.7%
	Horizon Lines, LLC
$5,164,009	Term Loan, 7.62%, Maturing July 7, 2011	$5,191,445
	Laidlaw International, Inc.
2,587,266	Term Loan, 7.11%, Maturing July 31, 2013	2,607,749
7,761,797	Term Loan, 7.11%, Maturing July 31, 2013	7,823,247
	Oshkosh Truck Corp.
15,500,000	Term Loan, 7.35%, Maturing December 6, 2013	15,600,332
	Ozburn-Hessey Holding Co., LLC
3,976,419	Term Loan, 8.63%, Maturing August 9, 2012	3,981,390
	Sirva Worldwide, Inc.
6,961,466	Term Loan, 11.60%, Maturing December 1, 2010	6,622,094

		Vanguard Car Rental USA
$9,387,000		Term Loan, 8.35%, Maturing June 14, 2013	$9,479,894
			$51,306,151
Telecommunications — 3.1%
		Alaska Communications Systems Holdings, Inc.
$2,625,000		Term Loan, 7.11%, Maturing February 1, 2012	$2,633,749
15,150,000		Term Loan, 7.11%, Maturing February 1, 2012	15,200,495
		American Cellular Corp.
1,745,625		Term Loan, 7.61%, Maturing August 7, 2013	1,759,808
1,748,906		Term Loan, 7.64%, Maturing August 7, 2013 (2)	1,756,012
		Asurion Corp.
9,269,464		Term Loan, 8.32%, Maturing July 13, 2012	9,321,605
		BCM Luxembourg, Ltd.
EUR	7,000,000	Term Loan, 5.93%, Maturing September 30, 2014	9,109,958
EUR	7,000,000	Term Loan, 6.31%, Maturing September 30, 2015	9,196,599
		Cellular South, Inc.
6,887,519		Term Loan, 7.11%, Maturing May 4, 2011	6,893,980
		Centennial Cellular Operating Co., LLC
4,500,000		Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,387,500
16,147,788		Term Loan, 7.61%, Maturing February 9, 2011	16,287,401
		Cincinnati Bell, Inc.
4,369,688		Term Loan, 6.93%, Maturing August 31, 2012	4,377,199
		Consolidated Communications, Inc.
21,847,842		Term Loan, 7.37%, Maturing July 27, 2015	21,963,920
		Epicor Software Corp.
2,481,250		Term Loan, 7.85%, Maturing March 30, 2012	2,492,105
		Fairpoint Communications, Inc.
21,785,000		Term Loan, 7.13%, Maturing February 8, 2012	21,859,897
		Hawaiian Telcom Communications, Inc.
1,450,000		Term Loan, 7.62%, Maturing October 31, 2011	1,448,188
5,140,500		Term Loan, 7.62%, Maturing October 31, 2012	5,151,208
		Intelsat Subsuduary Holding Co.
6,805,438		Term Loan, 7.36%, Maturing July 3, 2013	6,887,953
		Iowa Telecommunications Services
9,998,000		Term Loan, 7.12%, Maturing November 23, 2011	10,054,239
		Madison River Capital, LLC
3,625,143		Term Loan, 7.61%, Maturing July 29, 2012	3,635,906
		NTelos, Inc.
13,124,002		Term Loan, 7.57%, Maturing August 24, 2011	13,204,387
		Stratos Global Corp.
7,575,000		Term Loan, 8.11%, Maturing February 13, 2012	7,589,991
		Syniverse Holdings, Inc.
2,845,041		Term Loan, 7.12%, Maturing February 15, 2012	2,857,488
		TDC AS (Nordic Telephone Company)
EUR	3,000,000	Term Loan, 5.94%, Maturing April 10, 2014	3,942,822
EUR	3,000,000	Term Loan, 6.44%, Maturing April 10, 2015	3,958,833

	Triton PCS, Inc.
$14,911,596	Term Loan, 8.61%, Maturing November 18, 2009	$15,038,971
	Westcom Corp.
3,939,495	Term Loan, 8.15%, Maturing December 17, 2010	3,944,420
	Windstream Corp.
29,300,000	Term Loan, 7.11%, Maturing July 17, 2013	29,563,231
	Winstar Communications, Inc.
127,026	DIP Loan, 10.25%, Maturing June 30, 2007 (3)	179,424
		$234,697,289
Utilities — 2.0%
	Astoria Generating Co.
$3,270,532	Term Loan, 7.37%, Maturing February 23, 2013	$3,297,513
	BRSP, LLC
15,175,000	Term Loan, 8.37%, Maturing July 13, 2009	15,250,875
	Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008 (2)	7,329,332
2,874,625	DIP Loan, 7.62%, Maturing February 27, 2008	2,889,297
7,275,000	DIP Loan, 9.36%, Maturing February 27, 2008	7,382,612
	Cogentrix Delaware Holdings, Inc.
6,400,652	Term Loan, 6.87%, Maturing April 14, 2012	6,418,657
	Covanta Energy Corp.
6,790,244	Term Loan, 5.31%, Maturing June 24, 2012	6,832,683
995,000	Term Loan, 7.62%, Maturing June 24, 2012	1,001,219
4,841,570	Term Loan, 7.60%, Maturing May 27, 2013	4,871,830
	La Paloma Generating Co., LLC
25,812	Term Loan, 7.07%, Maturing August 16, 2012	25,683
147,734	Term Loan, 7.11%, Maturing August 16, 2012	146,995
11,766	Term Loan, 7.11%, Maturing August 16, 2012	11,707
	LSP General Finance Co., LLC
396,492	Term Loan, 7.11%, Maturing April 14, 2013	397,979
9,215,909	Term Loan, 7.11%, Maturing April 14, 2013	9,250,469
	Mirant North America, LLC.
7,722,000	Term Loan, 7.07%, Maturing January 3, 2013	7,746,664
	NRG Energy, Inc.
13,175,000	Term Loan, 7.36%, Maturing February 1, 2013	13,304,220
50,062,786	Term Loan, 7.36%, Maturing February 1, 2013	50,556,205
	Pike Electric, Inc.
3,729,453	Term Loan, 6.88%, Maturing July 1, 2012	3,730,621
2,835,700	Term Loan, 6.88%, Maturing December 10, 2012	2,836,587
	Vulcan Energy Corp.
10,926,847	Term Loan, 6.87%, Maturing July 23, 2010	10,940,506
		$154,221,654
Total Senior, Floating Rate Interests (identified cost $7,109,261,532)		$7,179,753,921

Corporate Bonds & Notes — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR 13,500	6.65%, 4/15/13	$17,542,575
		$17,542,575
Electronics/Electrical — 0.1%
	NXP BV/ NXP Funding, LLC, Variable Rate
$6,300	8.11%, 10/15/13 (5)	$6,449,625
		$6,449,625
Financial Intermediaries — 0.4%
	Alzette, Variable Rate
$1,180	11.86%, 12/15/20 (5)	$1,213,925
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.32%, 2/24/19 (5)	1,146,892
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.31%, 4/15/19 (5)	1,524,010
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.41%, 1/15/19 (5)	1,527,758
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.826%, 8/11/16 (5)	1,525,145
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17	1,055,867
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.31%, 1/15/18 (5)	2,019,226
	Sonata Securities S.A., Series 2006-5
7,000	8.75%, 6/27/07	7,067,235
	Sonata Securities S.A., Series 2006-6
10,000	8.75%, 6/27/07	10,095,250
		$27,175,308
Radio and Television — 0.0%
	Paxson Communications Corp., Variable Rate
$3,000	8.61%, 1/15/12 (5)	$3,105,000
		$3,105,000
Real Estate — 0.1%
	Assemblies of God, Variable Rate
$8,600	7.524%, 6/15/29 (5)	$8,599,972
		$8,599,972

Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.61%, 6/15/13 (5)	$6,405,750
	Rogers Wireless, Inc., Variable Rate
6,589	8.485%, 12/15/10	6,737,253
		$13,143,003
Total Corporate Bonds & Notes (identified cost $73,650,936)		$76,015,483

Common Stocks — 0.0%

Shares	Security	Value
105,145	Hayes Lemmerz International (6)	$480,512
86,020	Maxim Crane Works, L.P. (6)	3,634,328
Total Common Stocks (identified cost, $2,549,911)		$4,114,840

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (4)(6)(7)	$6,910
Total Preferred Stocks (identified cost, $17,500)		$6,910

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$78,560
Total Closed-End Investment Companies (identified cost, $72,148)		$78,560

Short-Term Investments — 5.4%

Description	Shares/Interest (000’s omitted)	Value
Investment in Cash Management Portfolio 4.73% (8)	407,843	$407,843,295
Total Short Term Investments (at amortized cost $407,843,295)		$407,843,295
Total Investments — 101.5% (identified cost $7,593,395,323)		$7,667,813,009
Less Unfunded Loan Commitments — (2.9)%		$(217,906,154)
Net Investments — 98.6% (identified cost $7,375,489,169)		$7,449,906,855
Other Assets, Less Liabilities — 1.4%		$109,444,193
Net Assets — 100.0%		$7,559,351,048

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments.
(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $33,517,303 or 0.4% of the Portfolio’s net assets.

(6)		Non-income producing security.
(7)		Restricted security.
(8)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
2/28/07	Swiss Franc	United States Dollar
	12,405,170	9,916,996	(47,699)
2/28/07	Euro 508,029,174	United States Dollar 658,709,947	(2,255,223)
2/28/07	British Pound	United States Dollar
	105,330,110	206,333,222	164,967
			$(2,137,955)

Purchases

Settlement Date	In Exchange For	Deliver	Net Unrealized Depreciation
2/28/07	Euro	United States Dollar
	13,952,119	18,074,970	77,264

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$441,900
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	$155,707
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	$28,458
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$213,326

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	$59,008
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$115,146
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	$228,204
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	$71,800
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	$118,435
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	$36,525
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$125,665
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	$178,707

5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	$216,384
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois , Inc.	$245,703

At January 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,376,160,533
Gross unrealized appreciation	$82,265,007
Gross unrealized depreciation	(8,518,685)
Net unrealized appreciation	$73,746,322

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2007 on a federal income tax basis was $81,566.

At January 31, 2007, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$6,910
Total Restricted Securitiy			$17,500	$6,910

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2007

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	March 24, 2007